Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated July 31, 2020 to the
GMO Trust Prospectus, dated June 30, 2020

GMO Emerging Country Debt Fund

Effective July 31, 2020, the GMO Emerging Country Debt Fund charges a purchase premium of 1.00% of the amount invested and a redemption fee of 1.00% of the amount redeemed. The sections captioned “Shareholder fees” and “Example” on page 92 of the Prospectus are replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	1.00%	1.00%
Redemption fee (as a percentage of amount redeemed)	1.00%	1.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$258	$384	$522	$923	$155	$271	$399	$770
Class IV	$253	$369	$495	$864	$150	$256	$371	$710

Effective July 31, 2020, the “Average Annual Total Returns” table on page 95 of the Prospectus is replaced with the following:

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Incept.
Class III				4/19/94
Return Before Taxes	12.01%	6.19%	9.24%	13.65%
Return After Taxes on Distributions	9.10%	3.11%	5.83%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares	7.09%	3.33%	5.75%	8.66%
J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)[a]	14.42%	5.88%	6.57%	9.85%
J.P. Morgan EMBI Global (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	14.42%	5.88%	6.57%	9.91%
Class IV				1/9/98
Return Before Taxes	12.08%	6.23%	9.30%	10.70%
J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)[a]	14.42%	5.88%	6.57%	8.24%
J.P. Morgan EMBI Global (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	14.42%	5.88%	6.57%	8.31%

a Effective March 1, 2020, the Fund changed its benchmark from the J.P. Morgan EMBI Global to the J.P. Morgan EMBI Global Diversified because GMO believes the J.P. Morgan EMBI Global Diversified is more appropriate in light of the Fund’s investment strategy. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of  (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.

GMO Emerging Country Debt Shares Fund

Effective July 31, 2020, the GMO Emerging Country Debt Fund charges a purchase premium of 1.00% of the amount invested and a redemption fee of 1.00% of the amount redeemed. The sections captioned “Shareholder fees” and “Example” on page 96 of the Prospectus are replaced with the following:

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	1.00%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	1.00%[1]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class R6	$258	$576	$155	$465
Class I	$268	$607	$165	$496

Effective July 31, 2020, the “Average Annual Total Returns” table on page 100 of the Prospectus is replaced with the following:

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class I				4/19/94*
Return Before Taxes	11.33%	5.97%	9.08%	13.51%
Return After Taxes on Distributions	8.32%	2.77%	5.53%	8.40%
Return After Taxes on Distributions and Sale of Fund Shares	6.70%	3.10%	5.55%	8.52%
Class R6				4/19/94*
Return Before Taxes	11.44%	6.08%	9.19%	13.63%
J.P. Morgan EMBI Global Diversified + (Composite index) (reflects no deduction for fees, expenses, or taxes)[a]	14.42%	5.88%	6.57%	9.85%
J.P. Morgan EMBI Global (reflects no deduction for fees, expenses, or taxes)[b]	14.42%	5.88%	6.57%	9.91%

* Inception date for ECDF (Class III shares).

a Fund’s benchmark effective March 1, 2020. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of  (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.

b Effective March 1, 2020, ECDF changed its benchmark from the J.P. Morgan EMBI Global to the J.P. Morgan EMBI Global Diversified because GMO believes the J.P. Morgan EMBI Global Diversified is more appropriate in light of ECDF’s investment strategy.

Filed pursuant to Rule 497(e)
File Nos. 002-98772 and 811-04347

Supplement dated July 31, 2020 to the
GMO Trust Statement of Additional Information dated June 30, 2020

The sub-section beginning on page 61 of the GMO Trust Statement of Additional Information dated June 30, 2020 (“SAI”) captioned “Emerging Domestic Opportunities Fund” in the section captioned “Investment Guidelines” is replaced with the following:

Emerging Domestic Opportunities Fund

(1) The Fund will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.)

(2) The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

For purposes of this guideline, swap contracts on financial instruments or rates are not considered to be commodities or commodity contracts.

(3) The Fund will not invest in securities classified as being in any one country in an amount that exceeds the greater of the following, each representing a percentage of the Fund’s net assets: (a) 30%; or (b) 15% more than the country’s weighting percentage within MSCI Emerging Markets Index. As an example, if the MSCI Emerging Markets Index’s country weight for China is 29%, the Fund will not invest more than 44% of its net assets in securities classified as being in China. For purposes of this guideline, a security’s country classification will be based on generally accepted industry standards, including but not limited to the issuer’s country of incorporation, primary listing or domicile, or other factors GMO believes to be relevant. For the avoidance of doubt, China A-Shares are classified as investments in China for purposes of this guideline.

(4) Excluding investments made for the purpose of equitizing cash (e.g., exchange-traded funds) or serving as cash substitutes (e.g., money market funds and GMO U.S. Treasury Fund), the Fund will not invest more than 10% of its net assets in pooled investment vehicles.

(5) The Fund will not invest more than the 20% of its net assets in securities classified as being in frontier market countries. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors GMO believes to be relevant.

For purposes of this guideline, frontier market countries are countries that are not included in the MSCI All Country World Index.

(6) Except for limited periods surrounding inflows and outflows, the Fund will not hold more than 10% of its net assets in cash, cash equivalents or cash substitutes (e.g., shares of money market funds or shares of U.S. Treasury Fund).

(7) The Fund will not invest more than 25% of its net assets in any one industry.

(8) The Fund will typically invest in at least fifty (50) different issuers.

The table appearing on page 93 of the SAI is updated to reflect that B.J. Brannan held a direct beneficial share ownership of $50,001-$100,000 in Alternative Allocation Fund, and Jason Hotra held a direct beneficial share ownership of $50,001-$100,000 in Multi-Sector Fixed Income Fund, each as of February 29, 2020.